SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2020
SHARE-BASED COMPENSATION
SHARE-BASED COMPENSATION

16. SHARE-BASED COMPENSATION

Employee Equity Incentive Plan

The Company has granted Share-Based Awards to employees of the Company pursuant to its Fourth Amended and Restated 2007 Equity Incentive Plan (the “2007 Plan”) and its 2016 Equity Incentive Plan (the “2016 Plan,” and together with the 2007 Plan, the “Plans”).

The 2007 Plan was adopted in February 2007 and amended in 2007, 2008, 2011, 2012, and 2013. The 2016 Plan was approved at the 2016 annual general meeting of shareholders on May 27, 2016 and replaced the 2007 Plan. However, there remain unexercised grants under the 2007 Plan.

A share option issued under the Plans entitles the holder to purchase an ordinary share at a specified exercise price. SARs issued under the Plans entitle the holder to receive a number of Class A shares determined by reference to appreciation from and after the date of grant in the fair market value of a Class A share over the measurement price. RSUs awarded under the Plans entitle the holder to receive a fixed number of Class A shares at no cost upon the satisfaction of certain time-based vesting criteria. In the fourth quarter of 2020, the Company also granted performance share unit (“PSU”) awards under the 2016 Plan, which entitle the recipient to receive a number of Class A shares at no cost based on the satisfaction of both time-based and performance-based criteria. The performance criteria in respect of the PSU awards granted in 2020 are the total shareholder return of Yandex Class A shares compared with the total shareholder return of the companies in the Nasdaq 100 index over the applicable measurement period, and the PSU awards entitle the participant to earn up to 250% of the target number of PSUs granted, based on such performance. The holders of RSUs and PSUs have no rights to dividends or dividend equivalents. The 2016 Plan provides for the issuance of Share-Based Awards to employees, officers, advisors and consultants of the Company and members of the Board of the Company to acquire or, in regard to SARs, to benefit from the appreciation of ordinary shares representing in the aggregate a maximum of 20% of the issued share capital of the Company.

Under the Plans, the award exercise or measurement price per share is set at the “fair market value” and denominated in U.S. dollars on the date the Share-Based Awards are granted by the Company’s Board. For purposes of the Plans, “fair market value” means (A) at any time when the Company’s shares are not publicly traded, the price per share most recently determined by the Board to be the fair market value; and (B) at any time when the shares are publicly traded, (i) in the case of RSUs and PSUs, the closing price per Class A Share (as adjusted to account for the ratio of shares to depositary shares, if necessary) on the date of such determination; and (ii) in the case of Options and Share Appreciation Rights, the average closing price per Class A Share (as adjusted to account for the ratio of Class A Shares to such depositary shares, if necessary) on the 20 trading days immediately following the date of determination. Share-Based Awards granted under the Plans generally vest over a four-year period. Generally, 25% of the Share-Based Awards vest after one year, with the remaining Share-Based Awards vesting in equal amounts on the last day of each quarter over the following three years. If a grantee ceases to be an eligible participant because of termination by the grantee for good reason or because of termination by the Company for any reason other than for cause within three months following the consummation of a change of control under 2007 Plan and nine months under 2016 Plan, the Share Based Award(s) held by such grantee shall become fully vested and immediately exercisable. The maximum term of a Share-Based Award granted under the Plans may not exceed ten years. The 2016 Plan expires at midnight on May 27, 2026. After its expiration, no further grants can be made under the 2016 Plan but the vesting and effectiveness of Share-Based Awards previously granted will remain unaffected.

The Company estimates the fair value of share options and SARs using the BSM pricing model. The weighted average assumptions used in the BSM pricing model for grants made under the 2016 Plan in the year ended December 31, 2019 were as follows:

2019
Dividend yield	—
Expected annual volatility	39.4-41.1%
Risk-free interest rate	1.64-1.88%
Expected life of the awards (years)	5.91-6.05
Weighted-average grant date fair value of awards (per share)	$15.97

No SARs grants were made for the years ended December 31, 2018, 2019 and 2020. No share options grants were made for the year ended December 31, 2020.

The Company used the following assumptions in the BSM pricing model when valuing its Share-Based Awards:

●	Expected volatility. For 2019 grants, the Company used historical volatility of the Company’s own shares.
●	Expected term. The expected term of awards granted has been calculated following the “simplified” method, using half of the sum of the contractual and vesting terms, because the Company has no historical pattern of exercises sufficient to estimate the expected term on a more reliable basis.
●	Dividend yield. This assumption is measured as the average annualized dividend estimated to be paid by the Company over the expected life of the award as a percentage of the share price at the grant date. The Company did not declare any dividends with respect to 2018, 2019 or 2020. Currently, the Company does not have any plans to pay dividends in the near term. Because optionees were generally compensated for dividends and the Company has no plans to pay cash dividends in the near term, it used an expected dividend yield of zero in its option pricing model for awards granted in the year ended December 31, 2019.
●	Fair value of ordinary shares. The Company estimated the fair value of its ordinary shares using the closing price of its ordinary shares on the NASDAQ Global Select Market on the date of grant.
●	Risk-free interest rate. The Company used the risk-free interest rates based on the U.S. Treasury yield curve in effect at the grant date.

The following table summarizes awards activity for the Company:

	Options		SARs		RSUs		PSUs
		Weighted		Weighted		Weighted		Weighted
		average exercise		average exercise		average exercise		average exercise
	Quantity	price per share	Quantity	price per share	Quantity	price per share	Quantity	price per share
Outstanding as of December 31, 2019	3,314,842	$37.17	126,100	$32.75	12,801,232	—	—	—
Granted	—	—	—	—	10,561,259	—	218,159	—
Exercised	(544,788)	29.43	(25,000)	32.85	(6,565,193)	—	—	—
Forfeited	—	—	—	—	(868,911)	—	—	—
Cancelled	—	—	—	—	(38,428)	—	—	—
Outstanding as of December 31, 2020	2,770,054	$38.70	101,100	$32.72	15,889,959	—	218,159	—

The granted quantity for an aggregate of about 2,303,889 RSUs was as a result of exchange from MLU equity incentive awards to RSUs of Yandex N.V., as described further in the note.

The following table summarizes information about outstanding and exercisable awards as of December 31, 2020:

		Awards Outstanding			Awards Exercisable
			Average			Average
			Remaining	Aggregate		Remaining	Aggregate
	Type of	Number	Contractual	Intrinsic	Number	Contractual	Intrinsic
Exercise Price ($)	award	outstanding	Life (in years)	Value	exercisable	Life (in years)	Value
$36.62	Option	1,068,554	8.59	$35.2	400,708	8.59	$13.2
$40.00	Option	1,701,500	7.13	50.3	1,305,000	7.10	38.6
Total Options		2,770,054	7.70	85.5	1,705,708	7.45	51.8
$20.99	SARs	1,100	0.91	—	1,100	0.91	—
$32.85	SARs	100,000	2.56	3.7	100,000	2.56	3.7
Total SARs		101,100	2.54	3.7	101,100	2.54	3.7
Total RSUs	RSU	15,889,959	8.80	1,105.6	5,371,991	8.51	373.8
Total PSUs	PSU	218,159	9.87	20.6	—	—	—
Total Options, SARs, RSUs and PSUs		18,979,272	8.62	$1,215.4	7,178,799	8.18	$429.3

The following table summarizes information about non-vested share awards:

	Options		RSUs		PSUs
		Weighted		Weighted		Weighted
		Average		Average		Average
		Grant Date		Grant Date		Grant Date
	Quantity	Fair Value	Quantity	Fair Value	Quantity	Fair Value
Non-vested as of December 31, 2019	1,798,554	$15.43	9,235,579	$32.92	—	$—
Granted	—	—	10,561,259	54.14	218,159	94.23
Vested	(734,208)	15.36	(8,377,555)	44.38	—	—
Forfeited	—	—	(868,911)	36.78	—	—
Cancelled	—	—	(32,404)	37.96	—	—
Non-vested as of December 31, 2020	1,064,346	$15.48	10,517,968	$44.77	218,159	$94.23

As of December 31, 2020, there was RUB 35,604 ($482.0) of unamortized share-based compensation expense related to unvested share options, RSUs and PSUs which is expected to be recognized over a weighted average period of 2.86 years.

Since February 2019, the Company granted share-based awards (“Synthetic Options”) to the employees of the Zen and Geolocation Services operating segments, respectively, which entitle the participants to receive Synthetic Shares, which represent the participant’s right to a Payout Amount (the value of Synthetic Shares) related to the appreciation in value of vested Synthetic Shares. The Company estimates the fair value of Synthetic Options using the Monte-Carlo pricing model.

The Company recognized share-based compensation expense in respect of such Synthetic Options in the amount of RUB 907 and RUB 457 ($6.2) for the years ended December 31, 2019 and 2020. As of December 31, 2020, there was RUB 700 ($9.5) of unamortized share-based compensation expense related to unvested Synthetic Options.

Business Unit Equity Awards

The Company restructured certain of its business units into separate legal structures in its E-commerce, Taxi, Classifieds operating segments in 2016 and its Media Services segment in 2018 (together, the “Participating Subsidiaries”). In connection with these restructurings, and to align the incentives of the relevant employees with the operations of the Participating Subsidiaries, the Company granted 4.6 million equity incentive awards under the 2016 Plan to the senior employees of these business units in 2015-2020, which entitle the participants to receive options to acquire redeemable depositary receipts reprenting shares in the respective operating subsidiaries (Note 15) upon the satisfaction of defined vesting criteria (the “Business Unit Equity Awards”), of which 2.5 million remain outstanding as of December 31, 2020. The exercise price of the Business Unit Equity Awards is determined from time to time by the Board and the standard vesting schedule for Business Unit Equity Awards under the 2016 Plan is consistent with Share-Based Awards granted in respect of the Company’s shares. Business Unit Equity Awards and any awards granted to management of the Participating Subsidiaries outside of the 2016 Plan are not to exceed 20% of such Participating Subsidiary’s shares issued and outstanding from time to time.

The Company has recorded share-based compensation expense in respect of Business Equity Awards in the amount of RUB 564, RUB 421 and RUB 895 ($12.1) for the years ended December 31, 2018, 2019 and 2020, respectively.

MLU B.V. 2018 Equity Incentive Plan

MLU B.V., a subsidiary of the Company, granted options and restricted share units (“RSUs”) to the employees of the MLU B.V. and its subsidiaries (the “MLU Group”) pursuant to the MLU B.V. 2018 Equity Incentive Plan (the “2018 Plan”). The 2018 Plan was adopted by the Management Board of MLU B.V. on February 7, 2018. Options issued under the 2018 Plan entitle the holder to acquire depositary receipts over Class A shares of MLU B.V. at a specified exercise price. RSUs awarded under the 2018 Plan entitle the holder to receive a fixed number of depositary receipts over Class A shares of MLU B.V. at no cost upon the satisfaction of certain time-based vesting criteria.

In September 2020, the MLU Group offered to all holders of outstanding MLU equity incentive awards the opportunity to exchange such awards for RSUs of Yandex N.V. An aggregate of 671,526 MLU equity awards were exchanged for an aggregate of 2,303,889 Yandex RSUs. The replacement RSUs vest under the same schedule as the exchanged awards. Awards in respect of approximately 2,720 MLU RSUs remain outstanding following the exchange.

Prior to the exchange described above, the 2018 Plan provided for the issuance of Share-Based Awards to employees, officers, directors, advisors and consultants of the Group to receive a fixed number of depositary receipts over Class A shares of MLU B.V. representing in the aggregate a maximum of 5.7% of the fully diluted share capital of the Group.

The fair value of MLU B.V. RSUs is measured based on the fair market values of the underlying shares on the dates of grant. Since the MLU Group's shares are not publicly traded, it estimated the fair value of its shares on the basis of valuations arrived at by employing the “income approach” and the “market approach” valuation methodologies.

Share-Based Awards granted under the MLU B.V. Plan generally vest over a four-year period. Approximately 25% of the Share-Based Awards vest after one year, with the remaining Share-Based Awards vesting in equal amounts on the last day of each quarter over the following three years. The maximum term of a Share-Based Award granted under the Plan may not exceed ten years.

The MLU Group estimates the fair value of share options using the BSM pricing model. The weighted average assumptions used in the BSM pricing model for grants made under the 2018 Plan in the year ended December 31, 2019 were as follows:

2019
Dividend yield	—
Expected annual volatility	50.00%
Risk-free interest rate	7.76-8.88%
Expected life of the awards (years)	6.06 - 6.10
Weighted-average grant date fair value of awards (per share)	$131.25

No share options grants were made for the year ended December 31, 2020.

The MLU Group used the following assumptions in the BSM pricing model when valuing its Share-Based Awards:

●	Expected volatility. The MLU Group used 50% volatility which is higher than Yandex N.V.’s shares volatility.
●	Expected term. The expected term of awards granted has been calculated following the “simplified” method, using half of the sum of the contractual and vesting terms, because the MLU Group has no historical pattern of exercises sufficient to estimate the expected term on a more reliable basis.
●	Dividend yield. This assumption is measured as the average annualized dividend estimated to be paid by the MLU Group over the expected life of the award as a percentage of the share price at the grant date. The MLU Group did not declare any dividends with respect to 2019 and 2020. Currently, the MLU Group does not have any plans to pay dividends in the near term, therefore it used an expected dividend yield of zero in its option pricing model for awards granted in the year ended December 31, 2019.
●	Fair value of ordinary shares. Since the MLU Group's ordinary shares are not publicly traded, it estimated the fair value of its ordinary shares on the basis of valuations arrived at by employing the “income approach” and the “market approach” valuation methodologies.
●	Risk-free interest rate. The MLU Group used the risk-free interest rates based on the Russian Ruble Interest Rate Swap yield curve in effect at the grant date.

The following table summarizes share options and RSUs activity for the MLU Group under the Plan:

	Options		RSUs
		Weighted		Weighted
		average exercise		average exercise
	Quantity	price per share	Quantity	price per share
Outstanding as of December 31, 2019	179,522	$215.28	271,542	$—
Granted	—	—	118,308	—
Exercised	(13,916)	202.97	(38,776)	—
Forfeited	(9,642)	203.83	(34,973)	—
Cancelled	(155,964)	217.08	(313,374)	—
Transfers from the MLU Group	—	—	(7)	—
Outstanding as of December 31, 2020	—	$—	2,720	$—

The cancelled quantity for an aggregate of about 468,543 RSUs and share options was as a result of exchange from MLU equity incentive awards to RSUs of Yandex N.V., as described above.

The following table summarizes information about outstanding and exercisable RSUs under the MLU Plan as of December 31, 2020:

		Awards Outstanding		Awards Exercisable
			Average		Average
			Remaining		Remaining
	Type of	Number	Contractual	Number	Contractual
Exercise Price ($)	award	outstanding	Life (in years)	exercisable	Life (in years)
Total RSUs	RSU	2,720	8.34	749	8.17
Total RSUs		2,720	8.34	749	8.17

The total intrinsic value of options and RSUs exercised during the years ended December 31, 2019 and 2020 was RUB 90 and RUB 603 ($8.2), respectively.

The total fair value of options and RSUs vested during the years ended December 31, 2019 and 2020 was RUB 1,405 and RUB 1,220 ($16.5), respectively.

The following table summarizes information about non-vested share options and RSUs under the Plan:

	Options		RSUs
		Weighted		Weighted
		Average		Average
		Grant Date		Grant Date
	Quantity	Fair Value	Quantity	Fair Value
Non-vested as of December 31, 2018	69	$132.54	101,983	$163.40
Granted	256,812	131.25	191,214	218.27
Vested	(36,040)	132.05	(58,244)	179.91
Forfeited	(32)	132.64	(10,586)	193.31
Cancelled	(77,380)	132.07	(17,560)	214.72
Non-vested as of December 31, 2019	143,429	$130.60	206,807	$203.59
Granted	—	—	118,308	226.97
Vested	(34,939)	130.18	(44,260)	203.71
Forfeited	(9,642)	132.07	(34,973)	216.10
Cancelled	(98,848)	130.60	(244,532)	212.83
Transfers to the Group	—	—	621	119.42
Non-vested as of December 31, 2020	—	$—	1,971	$209.77

The MLU Group has recorded share-based compensation expense in respect of RSUs and share options under the MLU B.V. 2018 Equity Incentive Plan in the amount of RUB 1,204 and RUB 2,295 ($31.1) for the years ended December 31, 2019 and 2020, respectively.

As of December 31, 2020, there was RUB 22 ($0.3) of unamortized share-based compensation expense related to unvested RSUs under MLU B.V. 2018 Equity Incentive Plan which is expected to be recognized over a weighted average period of 2.22 years.

Share-Based Compensation Expense

The Company recognized share-based compensation expense of RUB 6,552, RUB 9,855 and RUB 15,728 ($212.9) for the years ended December 31, 2018, 2019 and 2020, respectively.

The MLU award exchange described above was accounted for as a modification of the MLU equity incentive awards resulting in additional SBC expense in the amount of RUB 1,069 ($14.5) recognized immediately upon modification and RUB 1,499 ($20.3) to be recognized over the remaining vesting period.